Loans - Summary of Loans by Credit Quality Indicator (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment [Line Items]
Total Loans	$ 410,551	$ 378,882
Construction & Land Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	17,446	13,444
Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	123,813	117,478
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	139,695	129,828
Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	121,684	111,445
Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	7,913	6,687
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	256,357	226,167
Pass [Member] | Construction & Land Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	13,889	9,470
Pass [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	112,467	101,195
Pass [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	129,792	115,265
Pass [Member] | Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	209	237
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	10,286	20,015
Special Mention [Member] | Construction & Land Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	1,579	587
Special Mention [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	3,809	10,352
Special Mention [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	4,898	9,076
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	10,363	11,038
Substandard [Member] | Construction & Land Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans		1,884
Substandard [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	6,690	5,066
Substandard [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	3,634	4,041
Substandard [Member] | Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	39	47
Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	133,545	121,662
Not Rated [Member] | Construction & Land Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	1,978	1,503
Not Rated [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	847	865
Not Rated [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	1,371	1,446
Not Rated [Member] | Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	121,436	111,161
Not Rated [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	$ 7,913	$ 6,687